Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	Villere Balanced Fund
Class Name	Investor Class
Trading Symbol	VILLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Villere Balanced Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://villere.com/mutual-funds/. You can also request this information by contacting us at 866-209-1129.
Additional Information Phone Number	866-209-1129
Additional Information Website	https://villere.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$45	0.91%
[1]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
For the 6-month period ended February 28, 2025, the Fund underperformed its benchmark, the Lipper Balanced Funds Index. As in recent years, we believe the primary driver of this underperformance was the lack of megacap technology stocks in the Fund relative to the benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
During the 6-month period, market capitalization-weighted benchmarks’ returns were driven almost entirely by the performance of a small handful of technology stocks. The Fund is significantly underweighted to these stocks.
POSITIONING
We continued to increase the Fund’s exposure to fixed income as the Federal Reserve kept interest rates higher to combat inflation, thus making bonds more attractive.

Top Contributors
↑	Visa, Inc. - Class A
↑	Palomar Holdings, Inc.
↑	Ligand Pharmaceuticals Inc.
↑	J.P. Morgan Chase & Co.

Top Detractors
↓	Teleflex Incorporated
↓	ON Semiconductor Corporation
↓	Tidewater Inc.
↓	Lineage, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	1.01	3.26	3.12
Lipper Balanced Funds Index	10.78	8.21	6.80
S&P 500 TR	18.41	16.85	12.98
Bloomberg Intermediate Government/Credit Index	5.86	0.68	1.81
S&P 500/Bloomberg Cap Int Govt/Cr Bd	13.96	11.25	9.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://villere.com/mutual-funds/ for more recent performance information. Visit https://villere.com/mutual-funds/ for more recent performance information.
Net Assets	$ 109,703,991
Holdings Count | $ / shares	67
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$109,703,991
Number of Holdings	67
Portfolio Turnover	7%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	12.8%
Pool Corp.	4.5%
Invesco Government & Agency Portfolio	4.3%
Visa, Inc.	3.8%
Roper Technologies, Inc.	3.3%
Option Care Health, Inc.	3.2%
JPMorgan Chase & Co.	3.0%
Uber Technologies, Inc.	2.9%
On Holding AG	2.7%
Toyota Motor Corp.	2.6%

Security Type	(% of Net Assets)
Common Stocks	66.7%
Corporate Bonds	25.2%
Investments Purchased with Proceeds from Securities Lending	12.8%
Money Market Funds	4.3%
Real Estate Investment Trusts	1.9%
Convertible Preferred Stocks	1.7%
Cash & Other	-12.6%

Updated Prospectus Web Address	https://villere.com/mutual-funds/
Investor Class
Shareholder Report [Line Items]
Fund Name	Villere Equity Fund
Class Name	Investor Class
Trading Symbol	VLEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Villere Equity Fund for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://villere.com/mutual-funds/. You can also request this information by contacting us at 866-209-1129.
Additional Information Phone Number	866-209-1129
Additional Information Website	https://villere.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$57	1.17%
[2]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
For the 6-month period ended February 28, 2025, the Fund underperformed its benchmark, the Lipper Mid-Cap Growth Funds Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Significant fluctuations in U.S. trade policy have led to a sharp increase in stock volatility as traders attempt to predict tariffs and their impact on the outlooks for individual securities. Generally, companies with meaningful exposure to international trade underperformed during the period.

Top Contributors
↑	Palomar Holdings, Inc.
↑	Visa, Inc. - Class A
↑	Amazon.com, Inc.
↑	Ligand Pharmaceuticals Inc.

Top Detractors
↓	Tidewater Inc.
↓	Teleflex Incorporated
↓	ON Semiconductor Corporation
↓	Lineage, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	-0.30	2.57	2.21
S&P 500 TR	18.41	16.85	12.98
Lipper Mid Cap Growth Funds Index	3.64	8.16	8.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://villere.com/mutual-funds/ for more recent performance information. Visit https://villere.com/mutual-funds/ for more recent performance information.
Net Assets	$ 37,866,318
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$37,866,318
Number of Holdings	42
Portfolio Turnover	6%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	15.5%
Invesco Government & Agency Portfolio	8.3%
Option Care Health, Inc.	4.9%
Visa, Inc.	4.5%
Pool Corp.	4.5%
Amazon.com, Inc.	4.4%
Roper Technologies, Inc.	4.2%
Uber Technologies, Inc.	4.0%
On Holding AG	3.9%
Stryker Corp.	3.7%

Security Type	(% of Net Assets)
Common Stocks	87.7%
Investments Purchased with Proceeds from Securities Lending	15.5%
Money Market Funds	8.3%
Real Estate Investment Trusts	2.8%
Convertible Preferred Stocks	1.1%
Cash & Other	-15.4%

Updated Prospectus Web Address	https://villere.com/mutual-funds/

[1]
*	Annualized

[2]
*	Annualized